STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
STOCK BASED COMPENSATION [Abstract]
STOCK BASED COMPENSATION

NOTE 13. - STOCK BASED COMPENSATION

On October 21, 2010, the Company established the 2010 Equity Incentive Plan ("EIP") for officers, employees, directors, consultants and advisors to the Company and its affiliates, consisting of 4,250,000 shares of common stock. The EIP has a term of ten years and is administered by our Board of Directors ("Board") or a committee to be established by our Board (the "Administrator"), to determine the various types of incentive awards that may be granted to recipients under this plan and the number of shares of common stock to underlie each such award under the EIP. On March 30, 2011, the Company filed a Form S-8 registration statement with the SEC to register all of the shares of common stock of 22nd Century Group that it may issue under the EIP.

For year ended December 31, 2012, the Company recorded compensation expense related to restricted stock and stock option awards of $732,209 ($376,437 for the year ended December 31, 2011), which included two awards during 2012 for 550,000 restricted shares that vested immediately and were valued at the closing price on the award date.

As of December 31, 2012, unrecognized compensation expense related to non-vested restricted shares and stock options amounted to approximately $100,000, which is expected to be recognized approximately as follows: $70,000 during 2013 and $30,000 during 2014. No expense was recorded for restricted stock grants with milestone vesting not considered probable, which had a fair value at grant date of $51,000.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The following assumptions were used for the years ended December 31, 2012 and 2011:

	2012	2011
Risk-free interest rate	1.71%	3.50%
Expected dividend yield	0%	0%
Expected stock price volatility	90%	90%
Expected life of options	10 years	10 years

The Company estimated the expected volatility based on data used by peer group of public companies. The expected term was estimated using the contract life of the option. The risk-free interest rate assumption was determined using the equivalent U.S. Treasury bonds yield over the expected term. The Company has never paid any cash dividends and does not anticipate paying any cash dividends in the foreseeable future. Therefore, the Company assumed an expected dividend yield of zero.

A summary of all stock option activity since December 31, 2010 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2010	-	$-
Granted	35,000	$1.20
Forfeited	-	$-
Outstanding at December 31, 2011	35,000	$1.20
Granted	455,000	$0.65
Forfeited	(25,000)	$0.69
Outstanding at December 31, 2012	465,000	$0.69	9.33 years	$42,400

Exercisable at December 31, 2012	395,000	$0.69	9.32 years	$39,700

The weighted average grant date fair value of options issued in 2012 was $0.56 ($1.04 - 2011). The total fair value of options that vested during 2012 amounted to $242,160 ($0 - 2011).